Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Research & Development	$ 266,000	$ 206,000	$ 445,000	$ 374,000	$ 1,226,000	$ 1,080,000
Related party owed transaction			0		0	0
Prepaid monthly fees	$ 43,000	$ 43,000	43,000	43,000	43,000	43,000
Related costs for employees			12,000		12,000
GRDG Science LLC [Member]
Related Party Transaction [Line Items]
Payment in funding of research and development			43,000		43,000
Research & Development			258,000		546,000
Related Party [Member]
Related Party Transaction [Line Items]
Research & Development			43,000		43,000
General and administrative expense			$ 72,000	$ 98,000	$ 117,000	$ 155,000